Property, Plant and Equipment	12 Months Ended
Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment	Property, Plant and Equipment
The components of our property, plant and equipment balance are as follows:

	Estimated Useful Lives in Years	December 31,
Dollars in millions		2020	2019
Land	N/A	$5	$5
Buildings and property improvements	1-35	129	124
Equipment and other	1-25	415	387
Total		549	516
Less accumulated depreciation		(419)	(386)
Net property, plant and equipment		$130	$130
Depreciation expense was $36 million, $33 million, and $31 million for the years ended December 31, 2020, 2019, and 2018, respectively.